EXHIBIT 99.1

DISTRIBUTION REPORT
FOR
STEP UP CALLABLE TRUST UNITS SERIES 2010-05 (GS)

DISTRIBUTION DATE
June 15, 2011

CUSIP NUMBER 85858TAA8

(i)
the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on The Goldman Sachs Group, Inc. 6.00%  Notes due June 15, 2020 (the “Underlying Securities”):

Interest: Principal: Premium:	$152,220.00 $0.00 $0.00

(ii)
the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Interest: Principal: Unpaid Interest Accrued:	$84,302.40 $0.00 $0.00

(iii)
the amount of distribution on such Distribution Date to Morgan Stanley & Co. International plc (the “Swap Counterparty”) as of the last such statement in respect of the swap agreement entered into between Step Up Callable Trust Units Series 2010-05 (GS) and Morgan Stanley & Co. International plc (the “Swap Agreement”):

Interest: Principal: Unpaid Interest Accrued:	$55,232.60 $0.00 $0.00

(iv)
the amount of distribution on such Distribution Date to MS Structured Asset Corp. as of the last such statement in respect of the Trust Agreement entered into between Step Up Callable Trust Units Series 2010-05 (GS) and MS Structured Asset Corp. (the “Trust  Agreement”):

Interest: Principal: Unpaid Interest Accrued:	$12,685.00 $0.00 $0.00

(v)
the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date:

Principal Amount: Interest Rate: Rating:	$5,074,000 6.00%

Moody’s Investor Service Standard & Poor’s Rating Service	NA A

(vi)	the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.

($1,000 Stated Amount) Initial Principal Balance: Reduction: Principal Balance 6/15/11:	$5,074,000.00 (0) $5,074,000.00